UNSECURED CONVERTIBLE NOTES - 2022 Notes (Details) - USD ($) $ / shares in Units, $ in Thousands	11 Months Ended	12 Months Ended
	Nov. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 01, 2023
Debt Instrument [Line Items]
Preferred Stock outstanding (in shares)		0
Interest expense		$ 2,170	$ 65
Series A-2 Preferred Stock
Debt Instrument [Line Items]
Preferred Stock outstanding (in shares)				3,327,624
Convertible preferred stock, shares issued upon conversion (in shares)				3,377,812
Convertible Debt
Debt Instrument [Line Items]
Long-term debt, gross		0	18,879
Debt discount		0	35
2022 Unsecured Convertible Notes | Convertible Debt
Debt Instrument [Line Items]
Debt instrument, face amount			20,000	$ 19,130
Long-term debt, gross		19,130
Closing financing costs			87
Accrued interest				813
Debt discount				$ 36
Closing financing costs		36	35
Amortization of closing financing costs		38	15
Interest expense		552	249
2022 Convertible Notes | Convertible Debt
Debt Instrument [Line Items]
Debt instrument, face amount	$ 19,100		18,900
Long-term debt, gross		0	$ 18,879
Accrued interest	$ 800
Conversion price (in dollars per share)				$ 5.982
2022 Convertible Notes | Convertible Debt | Series A-2 Preferred Stock
Debt Instrument [Line Items]
Shares converted (in shares)	3,327,624
Additional 2022 Convertible Note | Convertible Debt
Debt Instrument [Line Items]
Debt instrument, face amount		250
Long-term debt, gross		$ 250